Remuneration System for the Management Board and Employees of the Group - Summary of Expected Volatility Based on Development of Share Volatility of Last Four Years (Detail)	12 Months Ended
Dec. 31, 2019 EUR (€) € / shares
2015 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Share Price on Grant Date in | € / shares	€ 43.28
Exercise Price in € | €
Expected Volatility of the MorphoSys share in	34.64%
Performance Term of Program in Years	4 years
Dividend Yield in
Risk-free Interest Rate in	0.05%
2016 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Share Price on Grant Date in | € / shares	€ 55.07
Exercise Price in € | €
Expected Volatility of the MorphoSys share in	37.49%
Performance Term of Program in Years	4 years
Dividend Yield in
2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Share Price on Grant Date in | € / shares	€ 81.05
Exercise Price in € | €
Expected Volatility of the MorphoSys share in	35.95%
Performance Term of Program in Years	4 years
Dividend Yield in
2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Share Price on Grant Date in | € / shares	€ 85.00
Exercise Price in € | €
Expected Volatility of the MorphoSys share in	37.76%
Performance Term of Program in Years	4 years
Dividend Yield in
Bottom of range [member] | 2016 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in	0.03%
Bottom of range [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in	0.02%
Bottom of range [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in	0.02%
Top of range [member] | 2016 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in	0.23%
Top of range [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in	0.15%
Top of range [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in	0.13%
NASDAQ Biotech index [member] | 2015 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	23.39%
NASDAQ Biotech index [member] | 2016 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	25.07%
NASDAQ Biotech index [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	25.10%
NASDAQ Biotech index [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	18.61%
TecDAX index [member] | 2015 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	17.01%
TecDAX index [member] | 2016 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	16.94%
TecDAX index [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	17.73%
TecDAX index [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in	26.46%